Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Business Combination Costs

In connection with identifying an initial Business Combination candidate and negotiating an initial Business Combination, the Company has entered into and expects to enter into additional engagement letters or agreements with various consultants, advisors, professionals and others. The services under these engagement letters and agreements are material in amount and in some instances include contingent or success fees. Contingent or success fees (but not deferred underwriting compensation) would be charged to operations in the quarter that an initial Business Combination is consummated. In most instances (except with respect to our independent registered public accounting firm), these engagement letters and agreements are expected to specifically provide that such counterparties waive their rights to seek repayment from the funds in the Trust Account.

Risks and Uncertainties — COVID-19

Management is currently continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company and/or a target company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties — Litigation

Subsequent to September 30, 2020, on October 2, 2020, a purported stockholder of the Company filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Lester Chiang v. Hennessy Capital Acquisition Corp. IV, et al., against the Company and the members of its board of directors (the “Chiang Complaint”). The Chiang Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company in connection with the proposed Business Combination. The Chiang Complaint alleges, among other things, that (i) defendants engaged in a flawed and unfair sales process and agreed to inadequate consideration in connection with the proposed Business Combination, and (ii) that the initial Registration Statement on Form S-4 filed with the SEC on September 18, 2020 in connection with the proposed Business Combination is materially misleading and incomplete. The Chiang Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and award attorneys’ fees and expenses. Defendants have not yet responded to the Chiang Complaint.